Financial Income and Expense (Tables)	12 Months Ended
Dec. 31, 2024
Financial Income and Expense [Abstract]
Schedule of Financial Income and Financial Expenses

Financial income

Thousands of $ For the years ended December 31	2024	2023	2022
Interest income	1,078	1,088	125
Fair value adjustments
Exact Sciences 5-year warrants	1,037
Innovatus derivative instrument	165	719	116
NovioGendix contingent consideration	71	-	-
Right to early repay OrbiMed loan	6	-	-
Option to pay GPS earnout in shares	-	763	-
Financial income	2,357	2,570	241

Financial expenses

Thousands of $ For the years ended December 31	2024	2023	2022
Interest on Kreos loan	-	-	(660)
Interest on Innovatus loan	(1,775)	(5,232)	(1,615)
Interest on OrbiMed loan	(5,456)
Interest on other loans and leases	(398)	(350)	(361)
Innovatus debt extinguishment cost	(3,130)
Kreos settlement	-	-	(1,047)
GPS amendment: additional consideration payment in cash	-	(250)	-
GPS amendment: additional consideration payment in shares	-	(878)	-
Other financial loss	(323)	(190)	(107)
Fair value adjustments
GPS contingent consideration	(3,979)	(9,105)	(2,398)
Option to pay GPS earnout in shares	(261)	-	-
Exact Sciences 5-year warrants	-	(2,153)	(197)
Kreos derivative instrument	-	(135)	-
NovioGendix contingent consideration	-	(49)	-
Financial expenses, net	(15,322)	(18,342)	(6,385)